Dividends (Details) - USD ($) $ / shares in Units, $ in Millions								12 Months Ended
	Nov. 30, 2017	Oct. 25, 2017	Aug. 31, 2017	Jul. 26, 2017	May 31, 2017	Apr. 27, 2017	Mar. 01, 2017	Dec. 31, 2017	Dec. 31, 2016
Dividends
Interim dividend paid								$ (165)	$ (304)
Dividend One
Dividends
Interim dividend paid							$ (67)	(67)
Interim dividend per share							$ 0.33		$ 0
Dividend Two
Dividends
Interim dividend paid					$ (33)			(33)
Interim dividend per share					$ 0.14				$ 0
Interim dividend declared						$ 0.14
Dividend Three
Dividends
Interim dividend paid			$ (32)					(32)	$ (304)
Interim dividend per share			$ 0.14						$ 1.50
Interim dividend declared				$ 0.14
Dividend Four
Dividends
Interim dividend paid	$ (33)							$ (33)
Interim dividend per share	$ 0.14								$ 0
Interim dividend declared		$ 0.14